Service Class Shares | SC Goldman Sachs Mid Cap Value Fund
FUND SUMMARY SCSM Goldman Sachs Mid Cap Value Fund
INVESTMENT GOAL
Long-term total return on capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Service Class Shares SC Goldman Sachs Mid Cap Value Fund Service Class
Unified Management Fee	1.05%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Goldman Sachs Mid Cap Value Fund Service Class	133	415	718	1,579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was $117 million to $20.49 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:
  Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.
  Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 4,000 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:
  Offer fundamental investment appeal,
  Demonstrate a statistically significant ability to forecast returns,
  Work well in different kinds of market environments and across different kinds of stocks, and
  Contribute to excess return as demonstrated by attribution from portfolio simulations.
In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

  Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.
  Designing trading strategies to minimize total transaction costs to the fund.
The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:
  U.S. stock markets go down or perform poorly relative to other types of investments.
  Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price. Since they often have narrower markets and more limited managerial and financial resources than larger, more established companies, performance of the securities of mid capitalization companies can be more volatile and face greater risk of business failure, which could increase the volatility of the fund’s portfolio.
  The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
  The fund has a high portfolio turnover rate, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Investments selected using the subadviser’s proprietary quantitative models perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and/or technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

FUND PERFORMANCE
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since March 7, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.50%	3rd Quarter 2009

Lowest	(17.29)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Goldman Sachs Mid Cap Value Fund	One Year	Since Inception	Inception Date
Service Class	2.34%	2.26%	Mar. 07, 2008
Russell Midcap Value Index (reflects no deduction for fees or expenses)	(1.38%)	3.26%	Mar. 07, 2008